UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22387

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, Ma 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 through June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

Salient Alternative Strategies Master Fund

Investment Company Report

BLACKROCK DEBT STRATEGIES FD INC

Security	09255R103	Meeting Type	Annual

Ticker Symbol	DSU	Meeting Date	30-Jul-2014

ISIN	US09255R1032	Agenda	934046726 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 PAUL L. AUDET		For	For

	2 MICHAEL J. CASTELLANO		For	For

	3 RICHARD E. CAVANAGH		For	For

	4 FRANK J. FABOZZI		For	For

	5 KATHLEEN F. FELDSTEIN		For	For

	6 JAMES T. FLYNN		For	For

	7 HENRY GABBAY		For	For

	8 JERROLD B. HARRIS		For	For

	9 R. GLENN HUBBARD		For	For

	10 W. CARL KESTER		For	For

	11 KAREN P. ROBARDS		For	For

Page 1 of 7	05-Aug-2015

Investment Company Report

NEUBERGER BERMAN HI/YLD STRATEGY

Security	64128C106	Meeting Type	Annual

Ticker Symbol	NHS	Meeting Date	17-Sep-2014

ISIN	US64128C1062	Agenda	934070462 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 CANDACE L. STRAIGHT*		For	For

	2 MARTHA C. GOSS*		For	For

	3 JOSEPH V. AMATO*		For	For

	4 FAITH COLISH#		For	For

Page 2 of 7	05-Aug-2015

Investment Company Report

PIMCO DYNAMIC INCOME FUND

Security	72201Y101	Meeting Type	Annual

Ticker Symbol	PDI	Meeting Date	18-Dec-2014

ISIN	US72201Y1010	Agenda	934096644 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 CRAIG A. DAWSON		For	For

	2 BRADFORD K. GALLAGHER		For	For

	3 JAMES A. JACOBSON		For	For

Page 3 of 7	05-Aug-2015

Investment Company Report

NEXPOINT FUNDS

Security	65340G106	Meeting Type	Special

Ticker Symbol	NHF	Meeting Date	06-Mar-2015

ISIN	US65340G1067	Agenda	934129683 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	TO APPROVE THE TERMS OF AN ADVISORY AGREEMENT (THE “NXRT ADVISORY AGREEMENT”) TO BE ENTERED INTO AMONG NEXPOINT RESIDENTIAL TRUST, INC., A SUBSIDIARY OF THE FUND (“NXRT”), NEXPOINT RESIDENTIAL TRUST OPERATING PARTNERSHIP, L.P., NXRT’S OPERATING PARTNERSHIP, AND NEXPOINT REAL ESTATE ADVISORS, L.P. (“NXRT ADVISER”), AN AFFILIATE OF NHF ADVISER (THE “PROPOSAL”).	Management	For	For

Page 4 of 7	05-Aug-2015

Investment Company Report

APOLLO SENIOR FLOATING RATE, INC.

Security	037638103	Meeting Type	Annual

Ticker Symbol	AIF	Meeting Date	12-May-2015

ISIN	US0376381036	Agenda	934163748 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 BARRY COHEN		For	For

	2 ELLIOT STEIN, JR.		For	For

Page 5 of 7	05-Aug-2015

Investment Company Report

ELLINGTON FINANCIAL LLC

Security	288522303	Meeting Type	Annual

Ticker Symbol	EFC	Meeting Date	19-May-2015

ISIN	US2885223030	Agenda	934164699 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management

	1 THOMAS F. ROBARDS		For	For

	2 MICHAEL W. VRANOS		For	For

	3 LAURENCE PENN		For	For

	4 RONALD I. SIMON, PH.D.		For	For

	5 EDWARD RESENDEZ		For	For

2.	THE APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	Management	For	For

3.	THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	Management	For	For

Page 6 of 7	05-Aug-2015

Investment Company Report

NEXPOINT FUNDS

Security	65340G106	Meeting Type	Annual

Ticker Symbol	NHF	Meeting Date	05-Jun-2015

ISIN	US65340G1067	Agenda	934222263 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	TO ELECT TERRENCE O. JONES AS A CLASS III TRUSTEE OF THE FUND, TO SERVE FOR A THREE-YEAR TERM EXPIRING AT THE 2018 ANNUAL MEETING OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED.	Management	For	For

1.2	TO ELECT JOHN HONIS AS A CLASS III TRUSTEE OF THE FUND, TO SERVE FOR A THREE-YEAR TERM EXPIRING AT THE 2018 ANNUAL MEETING OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED.	Management	For	For

Page 7 of 7	05-Aug-2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Salient Alternative Strategies Master Fund

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: August 17, 2015